Net Pension Cost of Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 4,415	¥ 3,391	¥ 3,173
Interest cost	1,159	1,139	1,063
Expected return on plan assets	(2,351)	(2,047)	(1,826)
Amortization of transition obligation	53	53	53
Amortization of net actuarial loss	502	777	1,447
Amortization of prior service credit	(927)	(1,259)	(1,168)
Net periodic pension cost	2,851	2,054	2,742
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,460	1,654	41
Interest cost	2,251	1,684	189
Expected return on plan assets	(3,857)	(2,389)	(223)
Amortization of transition obligation	5	3	3
Amortization of net actuarial loss	215	60	49
Amortization of prior service credit	(51)	(3)	0
Net periodic pension cost	¥ 1,023	¥ 1,009	¥ 59